Discontinued Operations (Tables)	6 Months Ended
Mar. 31, 2026
Discontinued Operations [Abstract]
Schedule Discontinued Operations
	Six Months Ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Net revenues	$752,748	$-
Cost of revenues	(736,438)	-
Gross (loss) profit	16,310	-

Operating expenses:
Selling and marketing	(84,274)	-
General and administrative	(111,527)	-
Total operating expenses	(195,801)	-

Loss from discontinued operations	(179,491)	-

Other income (expenses):
Interest expenses	(12,969)	-
Interest income	12,261	-
Non-operating income, net	14,573	-
Total other income, net from discontinued operations	13,865	-

Loss from discontinued operations before income taxes and share of loss of equity method investments	(165,626)	-
Income tax expenses	-	-
Share of loss of equity method investments	(63,152)	-
Net loss from discontinued operations	(228,778)	-
Less: Net loss attributable to non-controlling interests from discontinued operations	(52,296)	-
Net loss attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation	$(176,482)	$-

	Six Months Ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Net cash provided by operating activities from discontinued operations	$750,707	$-
Net cash provided by investing activities from discontinued operations	203,511	-
Net cash provided by financing activities from discontinued operation	36,428	-